Cover Page	12 Months Ended
Jun. 30, 2022 shares
Document Information [line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	BHP GROUP LIMITED
Entity Central Index Key	0000811809
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	171 COLLINS STREET
Entity Address, City or Town	MELBOURNE
Entity Address, Postal Zip Code	3000
Entity Incorporation, State or Country Code	C3
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	5,065,820,556
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-09526
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young
Auditor Firm ID	1435
Auditor Location	Melbourne, Australia
BHP Group Ltd [member] | Business Contact [Member]
Document Information [line Items]
Entity Address, Address Line One	171 COLLINS STREET
Entity Address, City or Town	MELBOURNE
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Contact Personnel Name	STEFANIE WILKINSON
City Area Code	61 3
Local Phone Number	9609 3333
Contact Personnel Fax Number	61 3 9609 3015
BHP Group Ltd [member] | American Depositary Shares [Member]
Document Information [line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BHP
Security Exchange Name	NYSE
BHP Group Ltd [member] | Ordinary shares [member]
Document Information [line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BHP
Security Exchange Name	NYSE